Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Loans and borrowings
Schedule of key management personnel compensation

	Year ended 31 December
US$ thousand	2024	2023	2022

Short-term employee benefits	4,201	2,034	—
Post-employment benefits	122	27	—
Share-based payments	4,471	3,332	224
Total	8,794	5,393	224